Funding from Related Party - Schedule of Funding from Related Party (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent		$ 5,854,852	$ 4,268,857
Total		5,854,852	4,268,857
Balance at beginning of year		4,268,857	34,603
Working capital advance from parent	[1]	3,910,441	4,234,254
Repayment of working capital advances from parent		(2,254,980)
Foreign exchange		(69,466)
Balance at end of year		5,854,852	4,268,857
European Lithium Ltd [Member]
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent		5,854,852	4,268,857
Total		$ 5,854,852	$ 4,268,857

[1]	On 26 October 2022, European Lithium Ltd (EUR) announced that it has entered into a business combination agreement with Sizzle Acquisition Corp., a US special purpose acquisition company listed on NASDAQ (NASDAQ:SZZL) (Sizzle), pursuant to which EUR will effectively sell down its shareholding in European Lithium AT (Investments) Ltd, ECM Lithium AT GmbH and ECM Lithium AT Operating GmbH (collectively EUR Austria), which hold the Wolfsberg Lithium Project and certain other mineral permits prospective for lithium in Austria, in consideration for the issue of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023 and on 22 February 2024, Sizzle shareholders approved the Transaction at a special meeting. CRML commenced trading on the Nasdaq on 28 February 2024. In accordance with the Transaction, EUR will be reimbursed for certain expenses incurred in respect to the Transaction. In addition, EUR has provided funding to CRML to cover certain operational expenses since closing of the Transaction. As at 30 June 2025, a total of $5,854,852 is repayable to EUR. The funds advanced are repayable on demand.